SELECTED STATEMENTS OF INCOME DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income (expenses):
Interest on bank deposits and other	$ 2,580	$ 2,053	$ 2,223
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,153	3,404	3,131
Gain from sale of available-for-sale marketable securities	2,438	424	124
Bank charges	(157)	(242)	(281)
Foreign currency translation differences, net	(1,147)	163	(703)
Financial income and expenses, net	$ 5,867	$ 5,802	$ 4,494